Note 19 - Income Taxes - Reconciliation of Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Loss before income taxes	$ (329)	$ (4,255)
Canadian federal and provincial income tax rates	26.00%	26.00%
Expected income tax recovery	$ (86)	$ (1,106)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	278	554
Share issuance costs	(588)	(525)
Unrecognized changes in fair value of marketable securities		(35)
Non-deductible expenditures	128	211
Elimination of capital losses		2,056
Adjustment to tax estimates	1,008	2
Amortization of flow-through share premium	(1,551)	(603)
Flow-through expenditures renunciation	5,800	2,326
Difference in future and foreign tax rates	(148)
Other	9	46
Increase (decrease) in unrecognized tax asset	(4,850)	(2,926)
Income tax recovery	$ 0	$ 0